Organization and Business Description	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Jianzhi Education Technology Group Company Limited (The “Company”) was incorporated in the Cayman Islands and registered as an exempted company with limited liability under the Companies Law of the Cayman Islands on March 12, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as “the Company”.

In February 2024, the Company changed the ratio of its American Depositary Shares (“ADSs”) from one (1) ADS representing two (2) ordinary shares to one (1) ADS representing six (6) ordinary shares(the “ADS Ratio Change”). For Jianzhi’s ADS holders, the ADS Ratio Change has the same effect as a one-for-three reverse ADS split. Each ADS holder of record at the close of business on the date when the ADS Ratio Change is effective was required to surrender and exchange every three (3) existing ADSs then held for one (1) new ADS. Jianzhi’s ADSs continues to be traded on the Nasdaq Stock Exchange under the symbol “JZ.”

On June 16, 2025, the Company further changed the ratio of its ADSs from one (1) ADS representing six (6) ordinary shares to one (1) ADS representing sixty (60) ordinary shares (the “2025 ADS Ratio Change”). For Jianzhi’s ADS holders, the 2025 ADS Ratio Change had the same effect as a one-for-ten reverse ADS split. Each ADS holder of record at the close of business on June 16, 2025 was to surrender and exchange every ten (10) existing ADSs then held for one (1) new ADS.

On July 6, 2026, the Company changed the ratio of its ADSs from one (1) ADS representing sixty (60) class A ordinary shares to one (1) ADS representing one thousand and eight hundred (1,800) class A ordinary shares (the “2026 ADS Ratio Change”). For Jianzhi’s ADS holders, the 2026 ADS Ratio Change had the same effect as a one-for-fifty reverse ADS split. Each ADS holder of record on July 6, 2026 was required to surrender and exchange every thirty (30) existing ADSs then held for one (1) new ADS.

As of June 30, 2026, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:

	Place and date of incorporation/	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary		Principal
Name	establishment	Directly	Indirectly	share capital		activities
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD	1	Investment holding
Jianzhi Education Technology (HK) Company Limited (“Jianzhi HK”)	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD	1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD	1	Investment holding
HongKong Sentu Education Technology Ltd. (“Sentu HK”)	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD	10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016	—	100% owned by Jianzhi Beijing	RMB	10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021	—	100% owned by Sentu Lejiao	RMB	10,000,000	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd. (“Beijing Sentu”)	PRC, May 27, 2011	—	Contractual arrangements	RMB	26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB	10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011	—	100% owned by Beijing Sentu	RMB	1,000,000	Provision of mobile media services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB	300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022	—	51% owned by Sentu Guoxin	RMB	1,000,000	Provision of technology, education consultancy (excluding agent services) services

VIE arrangements

The Company and its subsidiaries, VIE and VIE’s subsidiaries are under the control of Ms. Wang Peixuan (“Ms. Wang”), of which Ms. Wang effectively owns 54.78% interests in Beijing Sentu. In preparation for listing in a stock market of the United States of America, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries as a group underwent a reorganization through entering into various contractual arrangements (the “Contractual Arrangements”), which, effective from June 26, 2018, between Jianzhi Beijing, Beijing Sentu and their respective equity holders (the “Corporate Reorganization”) due to regulatory restrictions on foreign ownership in the radio and television program production and operation business and value-added telecommunications business in the PRC. The described contractual arrangements are as follows:

Exclusive Business Cooperation Agreement.

Pursuant to the Exclusive Business Cooperation Agreement, Beijing Sentu is obliged to pay service fee to Jianzhi Beijing for the exclusive services such as technical services, Internet support, business consulting, marketing consulting, system integration, product development and system maintenance. The service fee shall consist of 100% of the profit before tax of Beijing Sentu, after the deduction of all costs, expenses, taxes and other fee required under PRC laws and regulations. Beijing Sentu agrees not to accept the same or any similar services provided by any third party and shall not establish cooperation relationships similar to that formed by the Exclusive Business Cooperation Agreement with any third party, except with the prior written consent of Jianzhi Beijing. Beijing Sentu has unconditionally and irrevocably authorized Jianzhi Beijing or its designated person as its agent to (i) sign any necessary documents with third parties (including but not limited to customers and suppliers) on behalf of Beijing Sentu; and (ii) to handle all necessary documents and matters which will enable Jianzhi Beijing to exercise all or part of its rights under the Exclusive Business Cooperation Agreement on behalf of Beijing Sentu. And Jianzhi Beijing shall have exclusive proprietary rights to and interests in any and all intellectual property rights developed or created by itself and Beijing Sentu. The Exclusive Business Cooperation Agreement shall remain effective unless terminated (i) in accordance with the provisions of the Exclusive Business Cooperation Agreement; or (ii) the entire equity interests held by Registered Shareholders in Beijing Sentu have been transferred to Jianzhi Beijing or its designated person.

Exclusive Call Option Agreement.

Pursuant to the Exclusive Call Option Agreement, the Registered Shareholders have unconditionally and irrevocably granted Jianzhi Beijing or its designated purchaser the right to purchase all or part of their equity interests in Beijing Sentu (“Equity Call Option”). The purchase price payable by Jianzhi Beijing in respect of the transfer of equity interests upon exercise of the Equity Call Option shall be the higher of (a) the lowest price permitted under PRC laws and regulations or (b) the capital contribution in relation to the equity interests. Jianzhi Beijing or its designated purchaser shall have the right to purchase such proportion of equity interests in Beijing Sentu as it decides at any time. The Registered Shareholders shall return any amount of purchase price they received in the event that Jianzhi Beijing acquires the equity interests in Beijing Sentu.

The Registered Shareholders and Beijing Sentu have jointly and severally further undertaken to Jianzhi Beijing that, without the prior written consent of Jianzhi Beijing, they shall not (i) in any manner supplement, change or amend the constitutional documents of Beijing Sentu, increase or decrease its share capital, or change the structure of its registered capital in other manner; (ii) sell, pledge, transfer or otherwise dispose of any assets, business or lawful revenue or create encumbrance over Beijing Sentu; (iii) incur, inherit, guarantee or assume any debt, except for debts incurred in the ordinary course of business other than payables incurred by a loan and for debts disclosed to and agreed in writing by Jianzhi Beijing; (iv) cause Beijing Sentu to execute any material contract with a value above RMB100,000, except the contracts executed in the ordinary course of business; (v) cause Beijing Sentu to provide any person with any loan, credit or guarantee; (vi) cause or permit Beijing Sentu to merge, consolidate with, acquire or invest in any person, or sell assets of Beijing Sentu with a value above RMB100,000; (vii) cause Beijing Sentu to enter into any transaction which may have substantial impact on the assets, liabilities, business operation, shareholding structure and other legal rights of Beijing Sentu, except the contracts executed in the ordinary course of business; and (viii) in any manner distribute dividends to their shareholders, provided that upon the written request of Jianzhi Beijing, Beijing Sentu shall immediately distribute all distributable profits to its shareholders.

The Exclusive Call Option Agreement shall remain effective unless terminated (i) in accordance with the provisions of the Exclusive Call Option Agreement or any other supplemental agreements; or (ii) the entire equity interests held by Registered Shareholders in Beijing Sentu have been transferred to Jianzhi Beijing or its designated person.

Exclusive Assets Option Agreement.

Pursuant to the Exclusive Assets Option Agreement, Beijing Sentu unconditionally and irrevocably granted an exclusive option to Jianzhi Beijing or its designated person to purchase all or any of its assets at the higher price of (a) the lowest price permitted under PRC laws and regulations or (b) the net book value of the assets. Jianzhi Beijing shall have absolute discretion as to when and in what manner to exercise the option to purchase assets of Beijing Sentu permitted by PRC laws and regulations. The Exclusive Assets Option Agreement shall remain effective unless terminated (i) in accordance with the provisions of the Exclusive Assets Option Agreement or any other supplemental agreements; or (ii) the entire equity interests held by Registered Shareholders in Beijing Sentu have been transferred to Jianzhi Beijing or its designated person.

Voting Rights Proxy Agreement.

Pursuant to the Voting Rights Proxy Agreement, each of the Registered Shareholders, unconditionally and irrevocably appoints Jianzhi Beijing, the authorized director and successor of Jianzhi Beijing or any liquidator replacing the director of Jianzhi Beijing (but excluding those who are shareholders of Beijing Sentu or who may give rise to conflict of interests) to exercise such shareholder’s rights in Beijing Sentu in accordance with PRC laws and the articles of Beijing Sentu, including without limitation to, the rights to (i) convene and participate in shareholders meetings; (ii) present proposed resolutions to the shareholders meetings; (iii) exercise the voting rights and adopt and execute resolutions, on matters to be discussed and resolved at shareholders meetings; (iv) nominate and appoint the legal representative (chairman of the board of directors), director(s), supervisor(s), chief executive officer (or general manager) and other senior management; (v) instruct the director(s) and legal representative of Beijing Sentu, as the case may be, to act in accordance with the instruction of Jianzhi Beijing; and (vi) set up the liquidation group and exercise all the rights the liquidation group may have during the liquidation period when Beijing Sentu encounters winding up, liquidation or dissolution.

Equity Pledge Agreement.

Pursuant to the Equity Pledge Agreement, each of the Registered Shareholders unconditionally and irrevocably pledged and granted first priority security interests over all of his/her/its equity interests in Beijing Sentu together with all related rights thereto to Jianzhi Beijing as security for performance of the Contractual Arrangements and all direct, indirect or consequential damages and foreseeable loss of interest incurred by Jianzhi Beijing as a result of any event of default on the part of the Registered Shareholders, Beijing Sentu and all expenses incurred by Jianzhi Beijing as a result of enforcement of the obligations of the Registered Shareholders and/or Beijing Sentu under the Contractual Arrangements. Upon the occurrence and during the continuance of an event of default (as defined in the Equity Pledge Agreements), Jianzhi Beijing shall have the right to (i) require the Registered Shareholders to immediately pay any amount payable under the Contractual Arrangements; or (ii) to exercise all such rights as a secured party under any applicable PRC law and the Equity Pledge Agreement, including without limitations, being paid in priority with the equity interests. The said equity pledge under the Equity Pledge Agreement takes effect upon the completion of registration with relevant administrative department of industry and commerce and shall remain valid until after all the contractual obligations of the Registered Shareholders and Beijing Sentu under the relevant Contractual Arrangements have been fully performed and all the outstanding debts of the Registered Shareholders and/or Beijing Sentu under the relevant Contractual Arrangements have been fully paid.

The Company believes that Beijing Sentu is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Beijing Sentu no longer have the characteristics of a controlling financial interest, and the Company, through Jianzhi Beijing, is the primary beneficiary of Beijing Sentu and controls Beijing Sentu’s operations. Accordingly, Beijing Sentu has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Beijing Sentu which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with Beijing Sentu reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Beijing Sentu. Jianzhi Beijing is obligated to absorb a majority of the loss from Beijing Sentu activities and receive a majority of Beijing Sentu’s expected residual returns. In addition, Beijing Sentu’s shareholders have pledged their equity interest in Beijing Sentu to Jianzhi Beijing, irrevocably granted Jianzhi Beijing an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in Beijing Sentu and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Jianzhi Beijing. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Beijing Sentu and the financial positions, the operating results and cash flows of Beijing Sentu and Beijing Sentu’s subsidiaries are consolidated in the Company for financial reporting purposes.

Additionally, pursuant to ASC 805, as the Company and Beijing Sentu are under the common control, the corporate reorganization was accounted for in a manner similar to a pooling of interests. As a result, the Company’s historical amounts in the accompanying unaudited condensed consolidated financial statements give retrospective effect to the Corporate Reorganization, whereby the assets and liabilities of the Beijing Sentu and its subsidiaries are reflected at the historical carrying values and their operations are presented as if the Corporate Reorganization had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements.

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Company’s unaudited condensed consolidated balance sheets and statements of operations and comprehensive loss, which are prepared before eliminating the inter-company balances and transactions between the VIE, the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Assets
Current assets:
Cash	5,993,098	608,751
Accounts receivable, net	20,252,220	2,560,207
Short-term prepayments	74,863	53,485
Short-term investments	4,596,952	4,592,800
Prepaid expenses and other current assets	3,811,815	9,610,909
Amount due from the Company and its subsidiaries*	28,182,432	26,394,688
Total current assets	62,911,380	43,820,840

Non-current assets:
Right-of-use assets, net	475,738	229,904
Deferred tax assets, net	159,497	159,497
Property and equipment, net	113,998	91,531
Total non-current assets	749,233	480,932
Total assets	63,660,613	44,301,772

Liabilities
Current liabilities:
Accounts payable	21,800,379	4,844,778
Contract liabilities	5,174,606	3,023,995
Salary and welfare payable	643,347	671,365
Income taxes payable	5,446,060	5,114,111
Value added tax (“VAT”) and other tax payable	3,937,133	3,937,133
Other payables	1,059,837	938,738
Lease liabilities, current	397,960	196,108
Total current liabilities	38,459,323	18,726,228

Non-current liabilities:
Lease liabilities, non-current	48,033	—
Total non-current liabilities	48,033	—
Total liabilities	38,507,356	18,726,228

*	As of December 31, 2025 and June 30, 2026, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Revenue	5,104,599	7,323,208
Net loss	(2,021,261)	(1,429,911)

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Net cash provided by (used in) operating activities	(3,775,518)	(5,388,499)
Net cash used in investing activities	3,720,249	4,152
Net cash provided by financing activities	—	—

There are no pledge or collateralization of the VIE and VIE’s subsidiaries’ assets that can only be used to settled obligations of the VIE and VIE’s subsidiaries, except for the restricted net assets disclosed in Note 12. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends.

As the VIE is incorporated as limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE in normal course of business.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

 The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and VIE’s subsidiaries in its unaudited condensed consolidated financial statements as it may lose the ability to exert control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE and VIE’s subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.